Janus Henderson Income ETF
Schedule of Investments
(unaudited)
July 31, 2025

Shares/
Principal Amounts Value
Asset-Backed Securities - 10 .9%
ACHM Mortgage Trust, 7.2600%, 5/25/39 (144A) $ 617,877 $ 634,670
ACHV ABS TRUST, 8.4700%, 3/18/30 (144A) 221,548 224,484
Affirm Asset Securitization Trust, 6.1600%, 2/15/29 (144A) 565,000 567,288
Ally Bank Auto Credit-Linked Notes, 8.0360%, 9/15/32 (144A) 357,826 361,063
Amur Equipment Finance Receivables XV LLC, 5.6800%, 8/20/32 (144A) 275,000 276,719
Avis Budget Rental Car Funding AESOP LLC, 7.3100%, 6/20/29 (144A) 836,000 844,866
Bayview Opportunity Master Fund VII LLC, SOFR30A + 3.6000%, 7.9500%,
12/26/31 (144A)
‡
514,536 522,496
Bayview Opportunity Master Fund VII LLC, SOFR30A + 2.7500%, 7.1000%,
6/25/47 (144A)
‡
79,063 80,964
Business Jet Securities LLC, 9.1320%, 5/15/39 (144A) 227,416 231,545
Carvana Auto Receivables Trust, 3.1600%, 6/12/28 (144A) 404,357 395,327
Coinstar Funding LLC, 5.2160%, 4/25/47 (144A) 467,925 431,535
Compass Datacenters Issuer II LLC, 5.7560%, 5/25/50 (144A) 443,000 443,584
Exeter Automobile Receivables Trust, 7.8400%, 10/15/31 (144A) 95,000 99,091
Exeter Select Automobile Receivables Trust, 5.3400%, 1/15/32 150,000 149,472
FHF Issuer Trust, 5.6900%, 8/15/31 (144A) 305,000 306,992
FHF Issuer Trust, 5.9500%, 6/15/32 (144A) 193,000 193,027
FIGRE Trust, 5.9740%, 12/25/54 (144A)
‡
438,650 438,086
Fora Financial Asset Securitization LLC, 6.3300%, 8/15/29 (144A) 330,000 330,974
Foundation Finance Trust, 9.1000%, 6/15/49 (144A) 226,019 239,994
Hilton Grand Vacations Trust, 5.5200%, 5/27/42 (144A) 322,689 321,221
Huntington Bank Auto Credit-Linked Notes, 6.1530%, 5/20/32 (144A) 400,989 405,675
Huntington Bank Auto Credit-Linked Notes, SOFR30A + 5.2500%, 9.5980%,
5/20/32 (144A)
‡
196,289 200,911
Jersey Mike's Funding, 5.6100%, 8/16/55 (144A) 350,000 352,273
Marlette Funding Trust, 6.0200%, 7/16/35 (144A) 348,000 347,950
MVW LLC, 5.7500%, 9/22/42 (144A) 289,701 289,749
PRET LLC, 5.4871%, 10/25/51 (144A)
‡
286,751 286,518
QTS Issuer ABS I LLC, 5.9280%, 5/25/55 (144A) 248,000 248,911
RCKT Mortgage Trust, 5.6830%, 12/25/44 (144A)
Ç
324,767 324,557
RCKT Mortgage Trust, 5.6870%, 5/25/55 (144A)
Ç
254,354 255,880
Reach ABS Trust, 6.9000%, 2/18/31 (144A) 198,000 204,433
Reach ABS Trust, 5.6900%, 8/18/32 (144A) 250,000 250,398
Santander Bank Auto Credit-Linked Notes, 7.7620%, 6/15/32 (144A) 507,511 513,773
Santander Bank Auto Credit-Linked Notes, 8.8810%, 1/18/33 (144A) 900,000 905,260
Santander Bank Auto Credit-Linked Notes, 6.6630%, 12/15/33 (144A) 251,937 254,615
Sierra Timeshare Receivables Funding LLC, 6.8600%, 1/21/42 (144A) 399,559 398,114
Sotheby's Artfi Master Trust, 7.9100%, 12/22/31 (144A) 668,000 679,412
Tricolor Auto Securitization Trust, 5.7200%, 10/15/29 (144A) 802,000 802,534
US Bank NA, 6.7890%, 8/25/32 (144A) 82,693 83,500
Western Funding Auto Loan Trust, 5.3400%, 11/15/35 (144A) 208,000 207,969
Westlake Automobile Receivables Trust, 3.4200%, 4/15/27 (144A) 1,000,000 995,259
Westlake Automobile Receivables Trust, 5.0800%, 5/15/31 (144A) 118,000 117,955
Westlake Automobile Receivables Trust, 5.5900%, 7/15/32 (144A) 275,000 278,546
Total Asset-Backed Securities (cost $15,442,653) 15,497,590
Bank Loans - 12 .1%
Communication Services - 1 .1%
CE Intermediate I LLC, First Lien Term Loan, CME Term SOFR 3 Month +
3.0000%, 7.4503%, 3/25/32
‡,ƒ
138,653 138,913
DIRECTV Financing LLC, First Lien Term Loan B, CME Term SOFR 3 Month +
5.2500%, 9.8195%, 8/2/29
‡,ƒ
256,949 254,529
Summer BC Bidco B LLC, First Lien Term Loan B1, CME Term SOFR 12 Month +
5.0000%, 9.2070%, 2/15/29
‡,ƒ
121,000 121,000

Janus Henderson Income ETF
Schedule of Investments
(unaudited)
July 31, 2025

Shares/
Principal Amounts Value
Bank Loans - (continued)
Communication Services - (continued)
Summer BC Holdco B SARL, First Lien Term Loan B, CME Term SOFR 3 Month
+ 5.0000%, 9.5556%, 2/15/29
‡,ƒ
$ 419,940 $ 419,939
Ziggo BV, First Lien Term Loan H, EURIBOR 1 Month + 3.0000%,
4.9130%, 1/31/29
‡,ƒ
EUR 500,000 554,500
1,488,881
Communications - 0 .1%
Cengage Learning, Inc., First Lien Term Loan, CME Term SOFR 1 Month +
3.5000%, 7.8530%, 3/24/31
‡,ƒ
$ 149,407 149,255
Consumer Discretionary - 2 .5%
Clarios Global LP, First Lien Term Loan, CME Term SOFR 1 Month + 2.7500%,
7.1062%, 1/28/32
‡,ƒ
340,000 339,857
Flutter Entertainment PLC, First Lien Term Loan B, CME Term SOFR 12 Month +
2.0000%, 5.8836%, 6/4/32
‡,ƒ
93,000 92,768
Flutter Financing BV, First Lien Term Loan B, CME Term SOFR 3 Month +
2.0000%, 6.2956%, 6/4/32
‡,ƒ
72,800 72,709
Gloves Buyer, Inc., First Lien Term Loan, CME Term SOFR 1 Month + 4.0000%,
8.3562%, 5/21/32
‡,ƒ
362,000 354,127
Lernen Bidco Ltd., First Lien Term Loan B3, 7.8400%, 10/27/31
ƒ
33,000 33,192
Lernen US Finco LLC, First Lien Term Loan B2, TSFR1D + 4.0000%,
8.2900%, 10/27/31
‡,ƒ
299,250 300,995
Motel One GmbH, First Lien Term Loan B, EURIBOR 3 Month + 4.2500%,
6.1940%, 5/28/32
‡,ƒ
EUR 500,000 575,852
PAX HoldCo Spain SL, First Lien Term Loan, EUR0012M + 4.0000%,
6.0730%, 12/31/29
‡,ƒ
EUR 500,000 571,920
River Rock Entertainment, First Lien Term Loan, CME Term SOFR 3 Month +
9.0000%, 10.0000%, 6/25/31
‡,ƒ
$ 280,000 271,600
Six Flags Entertainment Corp., First Lien Term Loan B, CME Term SOFR 1 Month
+ 2.0000%, 6.3562%, 5/1/31
‡,ƒ
120,529 120,378
Varsity Brands, Inc., First Lien Term Loan B, CME Term SOFR 3 Month +
3.2500%, 7.5798%, 8/26/31
‡,ƒ
271,843 272,454
Winterfell Financing SARL, First Lien Term Loan B3, EURIBOR 3 Month +
5.0000%, 7.1240%, 5/4/28
‡,ƒ
EUR 500,000 564,463
3,570,315
Consumer Staples - 0 .5%
Froneri International Ltd., First Lien Term Loan, EURIBOR 3 Month + 3.0000%,
3.0000%, 7/19/32
‡,ƒ
EUR 500,000 570,667
Journey Personal Care Corp., First Lien Term Loan, CME Term SOFR 3 Month +
3.7500%, 8.0456%, 3/1/28
‡,ƒ
$ 114,128 111,845
682,512
Financials - 1 .5%
Acropole Holding SAS, First Lien Term Loan, EUR0012M + 3.5000%,
5.5620%, 7/16/32
‡,ƒ
EUR 500,000 570,369
Aretec Group, Inc., First Lien Term Loan B3, CME Term SOFR 1 Month +
3.5000%, 7.8562%, 8/9/30
‡,ƒ
$ 299,248 299,766
Asurion LLC, First Lien Term Loan B13, CME Term SOFR 1 Month + 4.2500%,
8.5770%, 9/19/30
‡,ƒ
356,250 348,501
Boots Group Bidco Ltd., First Lien Term Loan, CME Term SOFR 12 Month +
3.5000%, 7.3836%, 7/16/32
‡,ƒ
268,000 267,499
Mermaid Bidco, Inc., First Lien Term Loan B, CME Term SOFR 3 Month +
3.2500%, 7.5097%, 7/3/31
‡,ƒ
409,271 409,386
Osaic Holdings, Inc., First Lien Term Loan, CME Term SOFR 12 Month +
3.5000%, 7.3836%, 7/19/32
‡,ƒ
123,000 123,000

Janus Henderson Income ETF
Schedule of Investments
(unaudited)
July 31, 2025

Shares/
Principal Amounts Value
Bank Loans - (continued)
Financials - (continued)
OVG Business Services LLC, First Lien Term Loan, CME Term SOFR 1 Month +
3.0000%, 7.3562%, 6/25/31
‡,ƒ
$ 97,265 $ 96,779
2,115,300
Health Care - 1 .1%
Dermatology Intermediate Holdings III, Inc., First Lien Term Loan, CME Term SOFR
3 Month + 4.2500%, 8.5579%, 3/26/29
‡,ƒ
277,852 244,045
Heartland Dental LLC, First Lien Term Loan, CME Term SOFR 1 Month +
4.5000%, 8.8581%, 4/28/28
‡,ƒ
299,242 299,467
LifePoint Health, Inc., First Lien Term Loan, CME Term SOFR 3 Month + 3.5000%,
7.8195%, 5/19/31
‡,ƒ
80,594 80,104
Loire Finco Luxembourg SARL, First Lien Term Loan B, EURIBOR 3 Month +
4.0000%, 6.0260%, 1/21/30
‡,ƒ
EUR 500,000 574,896
Star Parent, Inc., First Lien Term Loan, CME Term SOFR 3 Month + 4.0000%,
8.2956%, 9/27/30
‡,ƒ
$ 419,571 414,503
1,613,015
Industrials - 1 .9%
AAdvantage Loyalty IP Ltd., First Lien Term Loan, CME Term SOFR 3 Month +
3.2500%, 7.5755%, 5/28/32
‡,ƒ
72,818 73,273
Ammega Group BV, First Lien Term Loan, EURIBOR 3 Month + 5.0000%,
6.9800%, 12/30/28
‡,ƒ
EUR 500,000 536,222
Beacon Mobility Corp., First Lien Term Loan, CME Term SOFR 12 Month +
3.2500%, 7.3156%, 6/17/30
‡,ƒ
$ 284,644 284,467
CP Atlas Buyer, Inc., First Lien Term Loan B, CME Term SOFR 1 Month +
5.2500%, 9.6062%, 7/8/30
‡,ƒ
329,000 313,537
Emrld Borrower LP, First Lien Term Loan, CME Term SOFR 1 Month + 2.5000%,
6.8562%, 8/4/31
‡,ƒ
328,222 328,245
Emrld Borrower LP, First Lien Term Loan B, CME Term SOFR 3 Month +
2.2500%, 6.5827%, 5/31/30
‡,ƒ
238,903 238,915
Foundation Building Materials, Inc., First Lien Term Loan, CME Term SOFR 3
Month + 4.0000%, 8.2797%, 1/29/31
‡,ƒ
272,927 262,613
Foundation Building Materials, Inc., First Lien Term Loan, CME Term SOFR 3
Month + 5.2500%, 9.5456%, 1/29/31
‡,ƒ
98,000 95,686
gategroup Finance Luxembourg SA, First Lien Term Loan B, CME Term SOFR 12
Month + 4.2500%, 8.0348%, 5/28/32
‡,ƒ
111,000 111,416
Inizio Group Ltd., First Lien Term Loan, CME Term SOFR 3 Month + 4.2500%,
8.6456%, 8/21/28
‡,ƒ
278,000 269,660
Stonepeak Nile Parent LLC, First Lien Term Loan, CME Term SOFR 3 Month +
2.7500%, 7.0794%, 4/9/32
‡,ƒ
176,000 176,308
2,690,342
Information Technology - 1 .2%
Leia Finco US LLC, First Lien Term Loan, CME Term SOFR 3 Month + 3.2500%,
7.5696%, 10/9/31
‡,ƒ
139,650 139,766
Modena Buyer LLC, First Lien Term Loan, CME Term SOFR 3 Month + 4.5000%,
8.8079%, 7/1/31
‡,ƒ
472,928 463,214
Project Alpha Intermediate Holding, Inc., First Lien Term Loan B, CME Term SOFR
3 Month + 5.0000%, 9.2956%, 5/9/33
‡,ƒ
32,000 31,940
Proofpoint, Inc., First Lien Term Loan, CME Term SOFR 12 Month + 3.0000%,
6.7848%, 8/31/28
‡,ƒ
200,000 200,228
Proofpoint, Inc., First Lien Term Loan, CME Term SOFR 1 Month + 3.0000%,
7.3270%, 8/31/28
‡,ƒ
223,866 224,122
X Corp., First Lien Term Loan B1, CME Term SOFR 3 Month + 6.5000%,
10.9579%, 10/26/29
‡,ƒ
174,000 169,405
X Corp., First Lien Term Loan B3, 9.5000%, 10/26/29
ƒ
352,000 341,049

Janus Henderson Income ETF
Schedule of Investments
(unaudited)
July 31, 2025

Shares/
Principal Amounts Value
Bank Loans - (continued)
Information Technology - (continued)
Zodiac Purchaser LLC, First Lien Term Loan, CME Term SOFR 1 Month +
3.5000%, 7.8562%, 2/16/32
‡,ƒ
$ 176,000 $ 175,285
1,745,009
Materials - 2 .0%
Ahlstrom Holding 3 Oy, First Lien Term Loan B1, CME Term SOFR 3 Month +
4.0000%, 8.4802%, 5/23/30
‡,ƒ
291,120 292,453
Barentz International BV, First Lien Term Loan B3, CME Term SOFR 3 Month +
3.2500%, 7.6456%, 3/3/31
‡,ƒ
249,375 247,894
INEOS US Petrochem LLC, First Lien Term Loan B, CME Term SOFR 1 Month +
4.2500%, 8.6062%, 10/7/31
‡,ƒ
130,673 118,259
INEOS US Petrochem LLC, First Lien Term Loan B1, CME Term SOFR 1 Month +
4.2500%, 8.7062%, 4/2/29
‡,ƒ
292,260 271,436
Lonza Group AG, First Lien Term Loan B, CME Term SOFR 3 Month + 3.9250%,
8.3206%, 7/3/28
‡,ƒ
457,454 406,480
Olympus Water US Holding Corp., First Lien Term Loan B, CME Term SOFR 12
Month + 3.2500%, 7.1348%, 7/23/32
‡,ƒ
172,000 171,441
ProAmpac PG Borrower LLC, First Lien Term Loan, CME Term SOFR 3 Month +
4.0000%, 8.3202%, 9/15/28
‡,ƒ
418,939 419,463
SCIH Salt Holdings, Inc., First Lien Term Loan B1, CME Term SOFR 3 Month +
3.0000%, 7.2797%, 1/31/29
‡,ƒ
245,385 245,665
Spa Holdings 3 Oy, First Lien Term Loan B, CME Term SOFR 3 Month +
3.7500%, 8.3072%, 2/4/28
‡,ƒ
300,000 300,375
White Cap Supply Holdings LLC, First Lien Term Loan C, CME Term SOFR 1
Month + 3.2500%, 7.5770%, 10/19/29
‡,ƒ
425,239 424,359
2,897,825
Utilities - 0 .2%
Long Ridge Energy LLC, First Lien Term Loan B, CME Term SOFR 3 Month +
4.5000%, 8.7956%, 2/19/32
‡,ƒ
223,440 220,368
Total Bank Loans (cost $17,220,492) 17,172,822
Collateralized Loan Obligations - 8 .7%
Ares LIII CLO Ltd. 2019-53A A1R, CME Term SOFR 3 Month + 1.2800%,
5.5987%, 10/24/36 (144A)
‡
1,072,000 1,076,135
ARES Loan Funding III Ltd. 2022-ALF3A A1R, CME Term SOFR 3 Month +
1.2700%, 5.5885%, 7/25/36 (144A)
‡
1,300,000 1,304,554
Ares LXV CLO Ltd. 2022-65A D, CME Term SOFR 3 Month + 3.6500%,
7.9685%, 7/25/34 (144A)
‡
250,000 251,427
Ballyrock CLO 22 Ltd. 2024-22A A1A, CME Term SOFR 3 Month + 1.5400%,
5.8575%, 4/15/37 (144A)
‡
250,000 251,254
BlueMountain CLO XXXI Ltd. 2021-31A A1, CME Term SOFR 3 Month + 1.4116%,
5.7371%, 4/19/34 (144A)
‡
350,000 350,505
Cedar Funding IX CLO Ltd. 2018-9A AR, CME Term SOFR 3 Month + 1.4200%,
5.7455%, 7/20/37 (144A)
‡
500,000 501,591
CIFC Funding Ltd. 2021-3A D, CME Term SOFR 3 Month + 3.2616%, 7.5792%,
7/15/36 (144A)
‡
250,000 251,468
CIFC Funding Ltd. 2023-3A D, CME Term SOFR 3 Month + 4.2500%, 8.5755%,
1/20/37 (144A)
‡
250,000 252,344
CIFC Funding Ltd. 2021-1A A1R, CME Term SOFR 3 Month + 1.4200%, 5.7385%,
7/25/37 (144A)
‡
400,000 401,355
CIFC Funding Ltd. 2019-7A A1R, CME Term SOFR 3 Month + 1.2800%,
0.0000%, 10/19/38 (144A)
‡
1,227,000 1,227,000
KKR CLO 36 Ltd. 36A A, CME Term SOFR 3 Month + 1.4416%, 5.7592%,
10/15/34 (144A)
‡
1,000,000 1,001,950
Madison Park Funding LXVI Ltd. 2024-66A A2, CME Term SOFR 3 Month +
1.5800%, 5.9055%, 10/21/37 (144A)
‡
1,000,000 1,001,867

Janus Henderson Income ETF
Schedule of Investments
(unaudited)
July 31, 2025

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Neuberger Berman Loan Advisers CLO 42 Ltd. 2021-42A AR, CME Term SOFR 3
Month + 0.9500%, 5.2678%, 7/16/36 (144A)
‡
$ 1,000,000 $ 1,000,234
Oaktree CLO Ltd. 2024-26A D1, CME Term SOFR 3 Month + 3.4500%, 7.7755%,
4/20/37 (144A)
‡
500,000 501,493
Octagon 75 Ltd. 2025-1A D2, CME Term SOFR 3 Month + 3.6500%, 7.9820%,
1/22/38 (144A)
‡
700,000 701,827
Palmer Square CLO Ltd. 2022-3A D1R, CME Term SOFR 3 Month + 2.9500%,
7.2755%, 7/20/37 (144A)
‡
640,000 641,809
Rad CLO 10 Ltd. 2021-10A A, CME Term SOFR 3 Month + 1.4316%, 5.7506%,
4/23/34 (144A)
‡
1,050,000 1,051,572
Wind River CLO Ltd. 2021-4A D, CME Term SOFR 3 Month + 3.4616%, 7.7871%,
1/20/35 (144A)
‡
500,000 485,005
Total Collateralized Loan Obligations (cost $12,206,662) 12,253,390
Convertible Bond - 0 .1%
Consumer Staples - 0 .1%
Herbalife Ltd., 4.2500%, 6/15/28 (cost $147,867) 184,000 171,120
Corporate Bonds - 34 .0%
Basic Materials - 1 .7%
Celanese US Holdings LLC, 7.2000%, 11/15/33Ç 168,000 175,393
Compass Minerals International, Inc., 8.0000%, 7/1/30 (144A) 358,000 370,900
Fedrigoni SpA, EURIBOR 3 Month + 4.0000%, 5.9800%, 1/15/30‡ EUR 320,000 363,297
First Quantum Minerals Ltd., 8.0000%, 3/1/33 (144A) $ 400,000 412,169
Fortescue Treasury Pty. Ltd., 4.3750%, 4/1/31 (144A) 314,000 294,187
Olympus Water US Holding Corp., 5.3750%, 10/1/29 EUR 320,000 339,944
Taseko Mines Ltd., 8.2500%, 5/1/30 (144A) $ 465,000 485,522
2,441,412
Communications - 2 .8%
AMC Networks, Inc., 10.5000%, 7/15/32 (144A) 277,000 281,848
Charter Communications Operating LLC, 6.5500%, 6/1/34 141,000 148,676
CSC Holdings LLC, 11.2500%, 5/15/28 (144A) 400,000 402,082
Fibercop SpA, 7.8750%, 7/31/28 EUR 220,000 280,114
Getty Images, Inc., 11.2500%, 2/21/30 (144A) $ 100,000 95,750
Gray Media, Inc., 7.2500%, 8/15/33 (144A) 346,000 344,180
Level 3 Financing, Inc., 3.7500%, 7/15/29 (144A) 406,000 340,354
Level 3 Financing, Inc., 6.8750%, 6/30/33 (144A) 182,937 185,380
Lumen Technologies, Inc., 4.1250%, 4/15/29 (144A) 195,411 190,313
Lumen Technologies, Inc., 10.0000%, 10/15/32 (144A) 184,918 186,998
McGraw-Hill Education, Inc., 8.0000%, 8/1/29 (144A)# 102,000 103,681
McGraw-Hill Education, Inc., 7.3750%, 9/1/31 (144A) 270,000 280,647
Midcontinent Communications, 8.0000%, 8/15/32 (144A) 270,000 284,891
Univision Communications, Inc., 8.5000%, 7/31/31 (144A) 299,000 303,655
Univision Communications, Inc., 9.3750%, 8/1/32 (144A) 319,000 330,995
Vmed O2 UK Financing I plc, 4.7500%, 7/15/31 (144A) 299,000 276,626
4,036,190
Consumer, Cyclical - 8 .9%
Allwyn Entertainment Financing UK plc, 7.2500%, 4/30/30 EUR 320,000 387,908
American Airlines, Inc., 8.5000%, 5/15/29 (144A) $ 358,000 374,155
Aston Martin Capital Holdings Ltd., 10.3750%, 3/31/29 GBP 320,000 396,582
Beazer Homes USA, Inc., 7.5000%, 3/15/31 (144A) $ 302,000 305,429
Bertrand Franchise Finance SAS, EURIBOR 3 Month + 3.7500%,
5.7710%, 7/18/30‡ EUR 320,000 356,663
Boots Group Finco LP, 7.3750%, 8/31/32 (144A) GBP 150,000 202,224
Caesars Entertainment, Inc., 6.0000%, 10/15/32 (144A) $ 331,000 319,476
Carnival Corp., 5.7500%, 8/1/32 (144A) 408,000 410,762

Janus Henderson Income ETF
Schedule of Investments
(unaudited)
July 31, 2025

Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Consumer, Cyclical - (continued)
Carvana Co., 4.8750%, 9/1/29 (144A) $ 564,000 $ 513,240
Carvana Co., 11.0000% (11.00% Cash, 13.00% PIK), 6/1/30 (144A)Ø 558,227 583,888
CD&R Firefly Bidco plc, 8.6250%, 4/30/29 GBP 320,000 439,578
eG Global Finance plc, 11.0000%, 11/30/28 EUR 320,000 405,510
Flutter Treasury DAC, 6.1250%, 6/4/31 (144A) GBP 170,000 225,804
Ford Motor Credit Co. LLC, 6.5000%, 2/7/35 $ 483,000 481,680
Forvia SE, 8.0000%, 6/15/30 (144A) 533,000 555,158
Foundation Building Materials, Inc., 6.0000%, 3/1/29 (144A) 156,000 146,310
Full House Resorts, Inc., 8.2500%, 2/15/28 (144A) 227,000 219,745
General Motors Co., 6.2500%, 4/15/35 62,000 64,100
General Motors Financial Co., Inc., ICE LIBOR USD 3 Month + 3.5980%,
5.7500%, 9/30/27‡,μ 293,000 286,126
Grupo Antolin-Irausa SA, 10.3750%, 1/30/30 EUR 200,000 147,006
Hilton Grand Vacations Borrower LLC, 4.8750%, 7/1/31 (144A) $ 338,000 310,775
JB Poindexter & Co., Inc., 8.7500%, 12/15/31 (144A) 84,000 85,910
Latam Airlines Group SA, 7.6250%, 1/7/31 (144A) 415,000 428,072
LGI Homes, Inc., 4.0000%, 7/15/29 (144A) 652,000 594,390
Mohegan Tribal Gaming Authority, 8.2500%, 4/15/30 (144A) 327,000 339,013
New Home Co., Inc. (The), 8.5000%, 11/1/30 (144A) 467,000 476,793
Patrick Industries, Inc., 6.3750%, 11/1/32 (144A) 292,000 292,195
Penn Entertainment, Inc., 4.1250%, 7/1/29 (144A) 508,000 470,840
Pinewood Finco plc, 6.0000%, 3/27/30 GBP 120,000 159,592
Pinnacle Bidco plc, 8.2500%, 10/11/28 EUR 320,000 384,640
QXO Building Products, Inc., 6.7500%, 4/30/32 (144A) $ 191,000 196,687
SIG plc, 9.7500%, 10/31/29 EUR 220,000 249,748
Starz Capital Holdings 1, Inc., 5.5000%, 4/15/29 (144A) $ 317,000 295,602
Victra Holdings LLC, 8.7500%, 9/15/29 (144A) 592,000 620,436
Voyager Parent LLC, 9.2500%, 7/1/32 (144A) 275,000 290,907
Warnermedia Holdings, Inc., 4.0540%, 3/15/29 114,000 99,807
Wynn Macau Ltd., 5.1250%, 12/15/29 (144A) 470,000 452,220
12,568,971
Consumer, Non-cyclical - 5 .2%
Albion Financing 1 SARL, 5.3750%, 5/21/30 EUR 140,000 165,873
Albion Financing 1 SARL, 7.0000%, 5/21/30 (144A) $ 200,000 205,857
Allied Universal Holdco LLC, 4.8750%, 6/1/28 GBP 246,000 316,639
Allied Universal Holdco LLC, 6.8750%, 6/15/30 (144A) $ 331,000 338,867
Currenta Group Holdings Sarl, EURIBOR 3 Month + 4.0000%, 6.1430%, 5/15/32
(144A)‡ EUR 230,000 265,286
CVS Health Corp., 4.7800%, 3/25/38 $ 58,000 52,999
CVS Health Corp., US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
+ 2.8860%, 7.0000%, 3/10/55‡ 169,000 173,874
Garda World Security Corp., 6.0000%, 6/1/29 (144A) 504,000 494,355
Heartland Dental LLC, 10.5000%, 4/30/28 (144A) 259,000 273,020
Herc Holdings, Inc., 7.0000%, 6/15/30 (144A) 180,000 186,036
Herc Holdings, Inc., 7.2500%, 6/15/33 (144A) 130,000 134,617
HLF Financing Sarl LLC, 12.2500%, 4/15/29 (144A) 175,000 189,648
HLF Financing Sarl LLC, 4.8750%, 6/1/29 (144A) 103,000 85,837
House of HR Group BV, 9.0000%, 11/3/29 EUR 400,000 455,531
Humana, Inc., 5.8750%, 3/1/33 $ 98,000 101,338
Iceland Bondco plc, 4.3750%, 5/15/28 GBP 320,000 403,384
JBS USA Holding Lux SARL, 6.7500%, 3/15/34 $ 49,000 53,337
JBS USA Holding Lux SARL, 5.5000%, 1/15/36 (144A) 122,000 121,503
LifePoint Health, Inc., 11.0000%, 10/15/30 (144A) 27,000 29,676

Janus Henderson Income ETF
Schedule of Investments
(unaudited)
July 31, 2025

Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Consumer, Non-cyclical - (continued)
LifePoint Health, Inc., 10.0000%, 6/1/32 (144A) $ 271,000 $ 281,334
Organon & Co., 5.1250%, 4/30/31 (144A) 646,000 558,865
Pilgrim's Pride Corp., 6.2500%, 7/1/33 279,000 293,248
Raven Acquisition Holdings LLC, 6.8750%, 11/15/31 (144A) 588,000 593,896
Solventum Corp., 5.6000%, 3/23/34 48,000 49,232
Star Parent, Inc., 9.0000%, 10/1/30 (144A) 167,000 175,617
Surgery Center Holdings, Inc., 7.2500%, 4/15/32 (144A) 67,000 68,890
Teva Pharmaceutical Finance Co. LLC, 6.1500%, 2/1/36 689,000 699,953
UnitedHealth Group, Inc., 5.3000%, 6/15/35 24,000 24,253
Universal Health Services, Inc., 2.6500%, 10/15/30 115,000 101,757
Veritiv Operating Co., 10.5000%, 11/30/30 (144A) 420,000 455,228
7,349,950
Diversified - 0 .4%
Benteler International AG, 7.2500%, 6/15/31 (144A) EUR 150,000 182,114
ProGroup AG, 5.3750%, 4/15/31 EUR 320,000 360,762
542,876
Energy - 2 .5%
Civitas Resources, Inc., 8.7500%, 7/1/31 (144A) $ 331,000 335,084
Civitas Resources, Inc., 9.6250%, 6/15/33 (144A) 296,000 304,459
Columbia Pipelines Holding Co. LLC, 5.0970%, 10/1/31 (144A) 49,000 49,209
DT Midstream, Inc., 5.8000%, 12/15/34 (144A) 101,000 102,736
FTAI Infra Escrow Holdings LLC, 10.5000%, 6/1/27 (144A) 393,000 403,859
Hess Midstream Operations LP, 4.2500%, 2/15/30 (144A) 439,000 424,771
ITT Holdings LLC, 6.5000%, 8/1/29 (144A) 359,000 341,951
Occidental Petroleum Corp., 5.5500%, 10/1/34 95,000 93,168
OEG Finance plc, 7.2500%, 9/27/29 EUR 320,000 382,453
Sunoco LP, 6.2500%, 7/1/33 (144A) $ 239,000 242,060
Tallgrass Energy Partners LP, 6.0000%, 9/1/31 (144A) 457,000 447,822
TerraForm Power Operating LLC, 4.7500%, 1/15/30 (144A) 334,000 320,170
Viper Energy Partners LLC, 5.7000%, 8/1/35 87,000 86,469
3,534,211
Financial - 5 .2%
American Express Co., US Treasury Yield Curve Rate T Note Constant Maturity 5
Year + 2.8540%, 3.5500%, 9/15/26‡,μ 452,000 441,777
Aretec Group, Inc., 10.0000%, 8/15/30 (144A) 253,000 275,876
Bank of America Corp., US Treasury Yield Curve Rate T Note Constant Maturity 5
Year + 2.3510%, 6.2500%, 7/26/30‡,μ 420,000 418,555
Bank of America Corp., SOFR + 1.6970%, 5.7440%, 2/12/36‡ 102,000 103,766
Blue Owl Credit Income Corp., 5.8000%, 3/15/30 133,000 133,247
Blue Owl Finance LLC, 6.2500%, 4/18/34 48,000 49,446
BroadStreet Partners, Inc., 5.8750%, 4/15/29 (144A) 290,000 288,048
Burford Capital Global Finance LLC, 6.8750%, 4/15/30 (144A) 428,000 426,972
Burford Capital Global Finance LLC, 7.5000%, 7/15/33 (144A) 200,000 201,300
Capital One Financial Corp., SOFRINDX + 3.3700%, 7.9640%, 11/2/34‡ 42,000 48,931
Capital One Financial Corp., SOFR + 2.0360%, 6.1830%, 1/30/36‡ 125,000 128,326
Citigroup, Inc., US Treasury Yield Curve Rate T Note Constant Maturity 5 Year +
3.4170%, 3.8750%, 2/18/26‡,μ 441,000 435,816
GGAM Finance Ltd., 8.0000%, 6/15/28 (144A) 393,000 415,714
GLP Capital LP, 4.0000%, 1/15/31 66,000 62,196
Jane Street Group, 6.7500%, 5/1/33 (144A) 267,000 273,243
JPMorgan Chase & Co., US Treasury Yield Curve Rate T Note Constant Maturity 5
Year + 2.8500%, 3.6500%, 6/1/26‡,μ 441,000 433,677
LPL Holdings, Inc., 6.0000%, 5/20/34 48,000 49,600

Janus Henderson Income ETF
Schedule of Investments
(unaudited)
July 31, 2025

Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
LPL Holdings, Inc., 5.7500%, 6/15/35 $ 63,000 $ 63,701
Morgan Stanley, CME Term SOFR 3 Month + 1.8896%, 4.4310%, 1/23/30‡ 50,000 49,844
Navient Corp., 5.5000%, 3/15/29 106,000 103,694
Oaktree Strategic Credit Fund, 6.1900%, 7/15/30 (144A) 59,000 59,334
OneMain Finance Corp., 6.7500%, 3/15/32 470,000 476,905
Osaic Holdings, Inc., 6.7500%, 8/1/32 (144A) 70,000 70,844
Osaic Holdings, Inc., 8.0000%, 8/1/33 (144A) 68,000 69,102
PNC Financial Services Group, Inc. (The), 5-year CMT T-Note + 3.2380%,
6.2000%, 9/15/27‡,μ 314,000 317,394
Rithm Capital Corp., 8.0000%, 4/1/29 (144A) 280,000 286,024
Rithm Capital Corp., 8.0000%, 7/15/30 (144A) 133,000 135,398
Rocket Cos., Inc., 6.1250%, 8/1/30 (144A) 121,000 122,688
Rocket Cos., Inc., 6.3750%, 8/1/33 (144A) 155,000 158,097
Sixth Street Lending Partners, 6.5000%, 3/11/29 33,000 34,011
Starwood Property Trust, Inc., 6.5000%, 10/15/30 (144A) 249,000 256,299
Stonex Escrow Issuer LLC, 6.8750%, 7/15/32 (144A) 315,000 320,658
StoneX Group, Inc., 7.8750%, 3/1/31 (144A) 377,000 396,056
Uniti Group LP, 6.0000%, 1/15/30 (144A) 147,000 139,106
VICI Properties LP, 5.6250%, 4/1/35 83,000 83,530
7,329,175
Industrial - 3 .3%
Ardagh Metal Packaging Finance USA LLC, 3.0000%, 9/1/29 EUR 540,000 559,173
Assemblin Caverion Group AB, EURIBOR 3 Month + 3.5000%, 5.4370%, 7/1/31‡ EUR 320,000 367,651
Beacon Mobility Corp., 7.2500%, 8/1/30 (144A) $ 238,000 242,502
Bombardier, Inc., 7.4500%, 5/1/34 (144A) 667,000 720,782
CP Atlas Buyer, Inc., 9.7500%, 7/15/30 (144A) 92,000 92,826
JH North America Holdings, Inc., 6.1250%, 7/31/32 (144A) 61,000 61,632
Maxam Prill Sarl, 7.7500%, 7/15/30 (144A) 461,000 450,733
Molex Electronic Technologies LLC, 5.2500%, 4/30/32 (144A) 42,000 42,134
Quikrete Holdings, Inc., 6.7500%, 3/1/33 (144A) 410,000 420,506
Rand Parent LLC, 8.5000%, 2/15/30 (144A) 380,000 382,100
Regal Rexnord Corp., 6.4000%, 4/15/33 97,000 102,535
Reno de Medici SpA, EURIBOR 3 Month + 5.0000%, 6.9750%, 4/15/29‡ EUR 320,000 292,675
Trivium Packaging Finance BV, 8.2500%, 7/15/30 (144A) $ 200,000 210,608
Trivium Packaging Finance BV, 12.2500%, 1/15/31 (144A) 200,000 209,999
Wilsonart LLC, 11.0000%, 8/15/32 (144A) 603,000 554,904
4,710,760
Technology - 1 .8%
Booz Allen Hamilton, Inc., 5.9500%, 4/15/35 85,000 86,781
Capstone Borrower, Inc., 8.0000%, 6/15/30 (144A) 221,000 229,668
Cloud Software Group, Inc., 6.5000%, 3/31/29 (144A) 319,000 322,153
Cloud Software Group, Inc., 9.0000%, 9/30/29 (144A) 323,000 334,260
CoreWeave, Inc., 9.2500%, 6/1/30 (144A) 408,000 410,061
Fiserv, Inc., 5.1500%, 8/12/34 50,000 49,671
Kioxia Holdings Corp., 6.2500%, 7/24/30 (144A) 300,000 298,889
Marvell Technology, Inc., 4.7500%, 7/15/30 37,000 37,022
Marvell Technology, Inc., 5.4500%, 7/15/35 37,000 37,321
Rocket Software, Inc., 6.5000%, 2/15/29 (144A) 334,000 324,752
TeamSystem SpA, EURIBOR 3 Month + 3.5000%, 5.5260%, 7/31/31‡ EUR 320,000 367,289
Western Digital Corp., 2.8500%, 2/1/29 $ 78,000 72,482
2,570,349

Janus Henderson Income ETF
Schedule of Investments
(unaudited)
July 31, 2025

Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Utilities - 2 .2%
Algonquin Power & Utilities Corp., US Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 3.2490%, 4.7500%, 1/18/82‡ $ 452,000 $ 438,775
Ameren Corp., 5.3750%, 3/15/35 177,000 178,231
American Electric Power Co., Inc., US Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 2.6750%, 3.8750%, 2/15/62‡ 298,000 287,362
Calpine Corp., 5.0000%, 2/1/31 (144A) 273,000 269,838
Calpine Corp., 3.7500%, 3/1/31 (144A) 288,000 270,765
CMS Energy Corp., US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
+ 1.9610%, 6.5000%, 6/1/55‡ 411,000 414,417
Duke Energy Corp., US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
+ 2.5880%, 6.4500%, 9/1/54‡ 127,000 130,762
Long Ridge Energy LLC, 8.7500%, 2/15/32 (144A) 628,000 651,248
NiSource, Inc., US Treasury Yield Curve Rate T Note Constant Maturity 5 Year +
2.5270%, 6.3750%, 3/31/55‡ 425,000 430,431
NRG Energy, Inc., 7.0000%, 3/15/33 (144A) 80,000 87,759
3,159,588
Total Corporate Bonds (cost 46,970,579) 48,243,482
Mortgage-Backed Securities - 47 .1%
ALA Trust , CME Term SOFR 1 Month + 3.0907% , 7.4327% , 6/15/40 (144A)
‡
176,000 176,798
BAMLL Re-REMIC Trust
0.0099%, 2/27/51 (144A)
‡
243,129 176,769
0.0000%, 11/27/51 (144A)
§
257,817 189,676
0.8637%, 9/27/52 (144A)
‡
327,626 281,340
BX Commercial Mortgage Trust
CME Term SOFR 1 Month + 2.1145%, 6.4564%, 9/15/36 (144A)
‡
314,869 314,037
CME Term SOFR 1 Month + 2.4645%, 6.8065%, 6/15/38 (144A)
‡
284,940 284,939
CME Term SOFR 1 Month + 1.9409%, 6.2828%, 2/15/39 (144A)
‡
148,756 148,950
CME Term SOFR 1 Month + 1.2928%, 5.6348%, 12/15/39 (144A)
‡
193,169 193,633
CME Term SOFR 1 Month + 1.6423%, 5.9843%, 12/15/39 (144A)
‡
75,955 76,074
CME Term SOFR 1 Month + 1.8920%, 6.2339%, 12/15/39 (144A)
‡
468,857 470,072
7.7127%, 8/13/41 (144A)
‡
888,000 877,773
CME Term SOFR 1 Month + 2.7905%, 7.1324%, 10/15/41 (144A)
‡
216,775 216,883
BX Trust
CME Term SOFR 1 Month + 2.8894%, 7.2313%, 7/15/29 (144A)
‡
250,000 248,907
CME Term SOFR 1 Month + 2.9413%, 7.2832%, 3/15/30 (144A)
‡
299,831 294,220
CME Term SOFR 1 Month + 2.3590%, 6.7010%, 10/15/36 (144A)
‡
325,000 324,536
CME Term SOFR 1 Month + 2.7080%, 7.0500%, 10/15/36 (144A)
‡
600,000 599,079
CME Term SOFR 1 Month + 0.7492%, 5.0911%, 4/15/39 (144A)
‡
380,762 380,051
CME Term SOFR 1 Month + 2.1110%, 6.4529%, 4/15/39 (144A)
‡
227,500 226,507
CME Term SOFR 1 Month + 2.6901%, 7.0320%, 4/15/41 (144A)
‡
196,548 196,702
CME Term SOFR 1 Month + 3.7500%, 8.0500%, 7/15/44 (144A)
‡
417,000 417,314
BXHPP Trust
CME Term SOFR 1 Month + 0.7645%, 5.1065%, 8/15/36 (144A)
‡
220,000 212,076
CME Term SOFR 1 Month + 1.0145%, 5.3565%, 8/15/36 (144A)
‡
375,000 350,063
BXP Trust , 3.4248% , 6/13/39 (144A)
‡
240,000 225,701
Citigroup Commercial Mortgage Trust , CME Term SOFR 1 Month + 4.6145% ,
8.9565% , 10/15/38 (144A)
‡
1,000,000 996,423
COMM Mortgage Trust , 3.4001% , 8/15/57 (144A)
‡
500,000 445,713
Connecticut Avenue Securities Trust
SOFR30A + 6.0000%, 10.3500%, 12/25/41 (144A)
‡
614,000 644,151
SOFR30A + 4.5000%, 8.8500%, 1/25/42 (144A)
‡
500,000 521,406
SOFR30A + 5.9000%, 10.2500%, 7/25/43 (144A)
‡
1,000,000 1,074,877
SOFR30A + 2.8000%, 7.1497%, 3/25/44 (144A)
‡
1,425,000 1,470,332

Janus Henderson Income ETF
Schedule of Investments
(unaudited)
July 31, 2025

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
Connecticut Avenue Securities Trust - (continued)
SOFR30A + 1.7000%, 6.0500%, 7/25/44 (144A)
‡
$ 190,000 $ 190,757
SOFR30A + 1.6000%, 5.9500%, 9/25/44 (144A)
‡
61,632 61,886
SOFR30A + 1.5000%, 5.8497%, 1/25/45 (144A)
‡
112,000 112,077
SOFR30A + 1.7000%, 6.0497%, 1/25/45 (144A)
‡
1,390,536 1,382,872
SOFR30A + 1.9500%, 6.2997%, 2/25/45 (144A)
‡
830,000 831,546
COOPR Residential Mortgage Trust , 5.6540% , 5/25/60 (144A)
Ç
798,482 799,858
DROP Mortgage Trust , CME Term SOFR 1 Month + 1.2645% , 5.6065% , 10/15/43
(144A)
‡
325,000 314,504
Extended Stay America Trust , CME Term SOFR 1 Month + 3.8145% ,
8.1565% , 7/15/38 (144A)
‡
471,750 471,753
Fashion Show Mall LLC , 5.6380% , 10/10/41 (144A)
‡
1,000,000 1,008,482
FHLMC STACR REMIC Trust
SOFR30A + 6.2500%, 10.6000%, 10/25/33 (144A)
‡
250,000 308,164
SOFR30A + 2.1000%, 6.4500%, 9/25/41 (144A)
‡
440,000 443,850
SOFR30A + 6.2500%, 10.6000%, 9/25/41 (144A)
‡
912,000 950,796
SOFR30A + 7.5000%, 11.8500%, 10/25/41 (144A)
‡
243,000 258,052
SOFR30A + 7.0000%, 11.3500%, 12/25/41 (144A)
‡
1,236,000 1,308,058
SOFR30A + 3.7500%, 8.1000%, 2/25/42 (144A)
‡
985,000 1,022,792
SOFR30A + 1.8000%, 6.1500%, 8/25/44 (144A)
‡
325,000 327,336
SOFR30A + 1.4500%, 5.8000%, 10/25/44 (144A)
‡
325,000 325,622
SOFR30A + 1.3500%, 5.7000%, 1/25/45 (144A)
‡
380,000 379,555
SOFR30A + 1.6500%, 6.0000%, 2/25/45 (144A)
‡
350,000 351,381
FNMA/FHLMC UMBS, 30 Year, Single Family
2.5000%, TBA, 30 Year Maturity
^
105,000 86,029
3.0000%, TBA, 30 Year Maturity
^
4,468,000 3,824,201
3.5000%, TBA, 30 Year Maturity
^
5,733,000 5,122,556
4.0000%, TBA, 30 Year Maturity
^
1,559,000 1,437,755
4.5000%, TBA, 30 Year Maturity
^
3,298,000 3,128,440
5.0000%, TBA, 30 Year Maturity
^
1,963,000 1,910,615
5.5000%, TBA, 30 Year Maturity
^
6,438,000 6,403,930
6.0000%, TBA, 30 Year Maturity
^
3,207,000 3,251,321
6.5000%, TBA, 30 Year Maturity
^
153,000 157,783
FREMF Mortgage Trust , 5.6346% , 11/25/28 (144A)
‡
162,000 149,539
Galaxy Senior Participation Interest Trust 1 , 0.0000% , 7/31/26
¢ ,‡
414,293 416,508
GNMA II, 30 Year, Single Family
3.5000%, TBA, 30 Year Maturity
^
2,092,000 1,879,490
4.0000%, TBA, 30 Year Maturity
^
204,000 187,804
5.0000%, TBA, 30 Year Maturity
^
96,000 93,704
5.5000%, TBA, 30 Year Maturity
^
68,000 67,825
Great Wolf Trust , CME Term SOFR 1 Month + 2.8900% , 7.2319% , 3/15/39
(144A)
‡
325,000 325,839
GS Mortgage Securities Corp. Trust , CME Term SOFR 1 Month + 2.6500% ,
6.9998% , 11/25/41 (144A)
‡
330,000 330,127
GWT , CME Term SOFR 1 Month + 2.9395% , 7.2814% , 5/15/41 (144A)
‡
1,330,000 1,335,125
Hudsons Bay Simon JV Trust
3.9141%, 8/5/34 (144A) 29,755 29,538
4.1545%, 8/5/34 (144A) 238,000 232,165
5.1590%, 8/5/34 (144A)
‡
100,000 98,553
JPMorgan Chase Bank NA
CME Term SOFR 1 Month + 2.3645%, 6.7167%, 10/25/57 (144A)
‡
919,868 943,276
CME Term SOFR 1 Month + 2.6145%, 6.9667%, 10/25/57 (144A)
‡
699,114 716,768

Janus Henderson Income ETF
Schedule of Investments
(unaudited)
July 31, 2025

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
LHOME Mortgage Trust , 7.1280% , 3/25/29 (144A)
Ç
$ 325,000 $ 327,581
Life Mortgage Trust , CME Term SOFR 1 Month + 2.5419% , 6.8839% , 5/15/39
(144A)
‡
165,000 151,206
MHC Commercial Mortgage Trust
CME Term SOFR 1 Month + 2.7154%, 7.0574%, 4/15/38 (144A)
‡
320,000 320,352
CME Term SOFR 1 Month + 3.3154%, 7.6574%, 4/15/38 (144A)
‡
680,000 680,976
MHP
CME Term SOFR 1 Month + 3.9575%, 8.2994%, 1/15/27 (144A)
‡
800,000 790,876
CME Term SOFR 1 Month + 2.3145%, 6.6565%, 7/15/38 (144A)
‡
325,000 324,999
MTN Commercial Mortgage Trust , CME Term SOFR 1 Month + 5.2852% ,
9.6352% , 3/15/39 (144A)
‡
650,000 649,680
New Residential Mortgage Loan Trust , 7.1010% , 3/25/39 (144A)
Ç
323,000 325,412
NRM FHT1 Excess Owner LLC , 6.5450% , 3/25/32 (144A)
Ç
620,782 621,973
NYC Commercial Mortgage Trust , 5.8329% , 6/10/42 (144A) 1,342,000 1,297,350
PRET LLC , 6.3677% , 4/25/55 (144A)
Ç
1,044,204 1,046,565
Prima Capital CRE Securitization Ltd. , 5.5000% , 10/1/33 (144A) 175,000 139,385
PRPM LLC , 6.4690% , 5/25/30 (144A)
Ç
652,976 652,479
Saluda Grade Alternative Mortgage Trust
7.0000%, 4/25/29 (144A)
Ç
506,226 502,607
7.5000%, 2/25/30 (144A)
Ç
170,000 170,653
SCG Commercial Mortgage Trust , CME Term SOFR 1 Month + 2.7500% ,
7.1000% , 8/15/30 (144A)
‡
100,000 100,000
SREIT Trust , CME Term SOFR 1 Month + 2.7327% , 7.0747% , 11/15/36 (144A)
‡
165,000 164,771
STWD Trust , CME Term SOFR 1 Month + 2.7870% , 7.1290% , 7/15/36 (144A)
‡
262,400 262,004
SWCH Commercial Mortgage Trust
CME Term SOFR 1 Month + 3.3402%, 7.6822%, 2/15/42 (144A)
‡
170,000 169,102
CME Term SOFR 1 Month + 4.2389%, 8.5809%, 2/15/42 (144A)
‡
530,000 527,019
Taurus UK Designated Activity Co.
SONIO/N + 2.0000%, 6.2265%, 7/20/35 (144A)
‡
GBP 120,000 158,945
SONIO/N + 2.8000%, 7.0265%, 7/20/35 (144A)
‡
GBP 170,000 225,384
TEXAS Commercial Mortgage Trust , CME Term SOFR 1 Month + 3.0906% ,
7.4325% , 4/15/42 (144A)
‡
$ 271,000 270,548
TYSN Mortgage Trust , 6.5797% , 12/10/33 (144A)
‡
713,000 749,475
Vontive Mortgage Trust , 6.5070% , 3/25/30 (144A)
Ç
496,000 497,158
Wells Fargo Commercial Mortgage Trust
6.1762%, 3/15/38 (144A)
‡
302,000 301,699
6.9072%, 3/15/38 (144A)
‡
189,000 188,632
Worldwide Plaza Trust , 3.5263% , 11/10/36 (144A) 160,000 114,648
Total Mortgage-Backed Securities (cost $66,617,427) 66,744,713
Common Stocks - 0 .2%
Diversified Telecommunication Services - 0 .2%
GCI Liberty, Inc.*
,¢
250 250,000
Hotels, Restaurants & Leisure - 0.0%
Churchill Downs, Inc. 1,142 122,240
Total Common Stocks (cost 376,621) 372,240
Exchange Traded Fund - 5 .0%
Janus Henderson Emerging Markets Debt Hard Currency ETF
£
(cost $6,896,206) 136,912 7,108,156
Investment Companies - 5 .8%
Money Market Funds - 5 .8%
Janus Henderson Cash Liquidity Fund LLC, 4.3597%
£,∞
(cost $8,242,404) 8,242,020 8,243,668
Investments Purchased with Cash Collateral from Securities Lending - 0 .1%
Investment Companies - 0 .1%
Janus Henderson Cash Collateral Fund LLC, 4.2961%
£,∞
65,512 65,512

Janus Henderson Income ETF
Schedule of Investments
(unaudited)
July 31, 2025

Shares/
Principal Amounts Value
Investments Purchased with Cash Collateral from Securities Lending - (continued)
Time Deposits - 0.0%
Royal Bank of Canada, 4.3100%, 8/1/25 $ 16,378 $ 16,378
Total Investments Purchased with Cash Collateral from Securities Lending
(cost $81,890) 81,890
Total Investments (total cost $ 174,202,801 ) - 124 .0% 175,889,071
Liabilities, net of Cash, Receivables and Other Assets - (24.0%) (34,079,637)
Net Assets - 100.0% $141,809,434
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 154,189,667 87 .7%
United Kingdom 4,719,807 2 .7
Luxembourg 2,811,800 1 .6
Canada 2,551,603 1 .5
Netherlands 2,287,463 1 .3
France 1,482,190 0 .8
Italy 1,303,375 0 .7
Ireland 1,025,847 0 .6
Germany 936,614 0 .5
Spain 718,926 0 .4
Israel 699,953 0 .4
Finland 592,828 0 .3
Macau 452,220 0 .3
Chile 428,072 0 .2
Switzerland 406,480 0 .2
Sweden 367,651 0 .2
Japan 298,889 0 .2
Australia 294,187 0 .2
Austria 182,114 0 .1
Cayman Islands 139,385 0 .1
Total $175,889,071 100 .0%

Janus Henderson Income ETF
Schedule of Investments
(unaudited)
July 31, 2025

Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
11/12/2024 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
7/31/25
............. Shares
Held at
7/31/25
Dividend
Income
Investment Company - 10.8%
Exchange Traded Fund - 5.0%
Janus Henderson
Emerging Markets Debt
Hard Currency ETF $ – $ 8,930,570 $ (1,965,342) $ (69,022) $ 211,950 $ 7,108,156 136,912 $ 169,227
Money Market Funds - 5.8%
Janus Henderson Cash
Liquidity Fund LLC,
4.3597%
∞
– 94,026,423 (85,782,563) (1,456) 1,264 8,243,668 8,242,020 186,127
Investments Purchased
with Cash Collateral from
Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash
Collateral Fund LLC,
4.2961%
∞
– 2,955,610 (2,890,098) – – 65,512 65,512 2,342
Δ
Total Affiliated Investments
- 10.9% $– $105,912,603 $(90,638,003) $(70,478) $213,214 $15,417,336 $357,696
Schedule of Unfunded Loan Commitments
Borrower
Unfunded Loan
Commitments Value
Unrealized
Appreciation/
(Depreciation)
Beacon Mobility Corp., Delayed Draw First Lien Term Loan $38,700 $38,968 $268
Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/
Foreign Currency Settlement Date
Foreign
Currency
Amount Sold/
(Purchased)
USD Currency
Amount Sold/
(Purchased)
Market Value
and Unrealized
Appreciation
(Depreciation)
BNP Paribas SA
Euro 9/19/25 6,881,747 $ (8,100,485) $ 198,870
Euro 9/19/25 498,750 (586,562) 13,898
Euro 9/19/25 495,387 (582,530) 13,727
Euro 9/19/25 (23,575) 27,066 3
Euro 9/19/25 (4,732) 5,559 (126)
Euro 9/19/25 (4,842) 5,700 (140)
Euro 9/19/25 (5,072) 6,005 (181)
Euro 9/19/25 (16,211) 18,878 (265)
Euro 9/19/25 (133,207) 157,339 (4,390)
Euro 9/19/25 (220,767) 259,871 (6,386)

Janus Henderson Income ETF
Schedule of Investments
(unaudited)
July 31, 2025

Schedule of Forward Foreign Currency Exchange Contracts (continued)
Counterparty/
Foreign Currency Settlement Date
Foreign
Currency
Amount Sold/
(Purchased)
USD Currency
Amount Sold/
(Purchased)
Market Value
and Unrealized
Appreciation
(Depreciation)
Great British Pound 9/19/25 1,344,386 (1,847,384) $ 67,459
Great British Pound 9/19/25 290,000 (395,961) 12,010
Great British Pound 9/19/25 150,000 (200,022) 1,427
Great British Pound 9/19/25 172,035 (227,761) (7)
Great British Pound 9/19/25 (101,619) 137,319 (2,778)
293,121
Total $293,121
Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Futures Long:
U.S. Treasury 10 Year Notes 11 9/19/25 $ 1,221,688 $ 9,078
U.S. Treasury 2 Year Notes 82 9/30/25 16,972,719 (13,922)
U.S. Treasury 5 Year Notes 249 9/30/25 26,934,797 70,852
Total - Futures Long 66,008
Futures Short:
U.S. Treasury 10 Year Ultra Bonds 44 9/19/25 (4,975,438) (47,422)
U.S. Treasury Long Bonds 14 9/19/25 (1,598,625) (31,649)
U.S. Treasury Ultra Bonds 21 9/19/25 (2,463,563) (30,136)
Total - Futures Short (109,207)
Total $(43,199)
Schedule of Exchange-Traded Written Call Options
Reference Asset
Number of
Contracts
Exercise
Price
Expiration
Date
Notional
Amount
Premiums
Received
Unrealized
Appreciation/
(Depreciation)
Option
Written,
at Value
100 oz Gold 3 3,585.00 USD 08/26/2025 $ 300 $ (896) $ 116 $ (780)
S&P 500 Emini Index 10 6,650.00 USD 09/19/2025 500 (13,615) 4,240 (9,375)
U.S. Treasury 10 Year Notes 3 113.00 USD 08/22/2025 300,000 (324) 43 (281)
U.S. Treasury 5 Year Notes 29 109.50 USD 08/22/2025 2,900,000 (2,224) 411 (1,813)
$(17,059) $4,810 $(12,249)
Schedule of Exchange-Traded Written Put Options
Reference Asset
Number of
Contracts
Exercise
Price
Expiration
Date
Notional
Amount
Premiums
Received
Unrealized
Appreciation/
(Depreciation)
Option
Written,
at Value
100 oz Gold 3 3,000.00 USD 08/26/2025 $ 300 $ (332) $ (28) $ (360)
S&P 500 Emini Index 10 6,050.00 USD 09/19/2025 500 (21,865) (3,261) (25,126)
U.S. Treasury 10 Year Notes 3 110.00 USD 08/22/2025 300,000 (605) 43 (562)
U.S. Treasury 5 Year Notes 29 107.50 USD 08/22/2025 2,900,000 (3,130) (722) (3,852)
$(25,932) $(3,968) $(29,900)

Janus Henderson Income ETF
Schedule of Investments
(unaudited)
July 31, 2025

Schedule of OTC Total Return Swaps
Counterparty/Return Paid by the Fund Return Received by Fund
Payment
Frequency
Termination
Date
Notional
Amount
Swap Contracts,
at Value and
Unrealized
Appreciation/
(Depreciation)
JPMorgan Chase Bank NA:1 day SOFR + 0.19% Janus Henderson AAA CLO ETF Quarterly 01/26/2026 USD 134,758 $ 4,715
Average Ending Monthly Value of Derivative Instruments During the Period Ended July 31, 2025
Futures contracts:
Average notional amount of contracts - long $35,931,151
Average notional amount of contracts - short 5,361,462
Forward foreign currency exchange contracts:
Average amounts purchased - in USD 3,163,338
Average amounts sold - in USD 11,331,732
Credit default swaps:
Average notional amount - buy protection 246,046
Average notional amount - sell protection 233,333
Total return swaps:
Average notional amount 14,973
Options:
Average value of option contracts written 21,690

Janus Henderson Income ETF
Notes to Schedule of Investments and Other Information
(unaudited)
July 31, 2025

CME Chicago Mercantile Exchange
ETF Exchange Traded Fund
EURIBOR Euro Interbank Offered Rate
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GBP British Pound
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
LIBOR LIBOR (London Interbank Offered Rate) is a short-term interest rate that banks offer one another and generally represents current cash rates.
LLC Limited Liability Company
LP Limited Partnership
PIK Pay-in-kind (PIK) bonds give the issuer an option to make the interest payment in case of additional securities.
plc Public Limited Company
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average
SOFR90A Secured Overnight Financing Rate 90 Day Average
SOFRINDX Secured Overnight Financing Rate Compounded Index
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.
UMBS Uniform Mortgage-Backed Securities
* Non-income producing security.
¢ Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended July 31, 2025 is
$666,508, which represents 0.5% of net assets.
# Loaned security; a portion of the security is on loan at July 31, 2025.
∞ Rate shown is the 7-day yield as of July 31, 2025.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

Janus Henderson Income ETF
Notes to Schedule of Investments and Other Information
(unaudited)
July 31, 2025

Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
Ç Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
Ø Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
‡ Variable or floating rate security. Rate shown is the current rate as of July 31, 2025. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.
μ Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
ƒ All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date. See Notes to Financial Statements.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended July 31, 2025 is $98,354,114 which represents 69.4% of net assets.
§ PO – Principal Only
^ Settlement is on a delayed delivery or when-issued basis with final maturity TBA in the future.

Janus Henderson Income ETF
Notes to Schedule of Investments and Other Information
(unaudited)
July 31, 2025

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2025 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Asset-Backed Securities $ — $ 15,497,590 $ — $ 15,497,590
Bank Loans — 17,172,822 — 17,172,822
Collateralized Loan Obligations — 12,253,390 — 12,253,390
Convertible Bond — 171,120 — 171,120
Corporate Bonds — 48,243,482 — 48,243,482
Mortgage-Backed Securities — 66,328,205 416,508 66,744,713
Common Stocks
Diversified Telecommunication
Services — — 250,000 250,000
All Other 122,240 — — 122,240
Exchange Traded Fund 7,108,156 — — 7,108,156
Investment Companies — 8,243,668 — 8,243,668
Investments Purchased with Cash
Collateral from Securities Lending — 81,890 — 81,890
Total Investments in Securities $ 7,230,396 $ 167,992,167 $ 666,508 $ 175,889,071
Other Financial Instruments
(a)
:
Forward Foreign Currency Exchange
Contracts $ — $ 307,394 $ — $ 307,394
Futures Contracts 79,930 — — 79,930
Total Return Swap — 4,715 — 4,715
Total Other Financial Instruments $ 79,930 $ 312,109 $ — $ 392,039
Unfunded Loan Commitments $ — $ 268 $ — $ 268
Total Assets $ 7,310,326 $ 168,304,544 $ 666,508 $ 176,281,378
Liabilities
Other Financial Instruments
(a)
:
Forward Foreign Currency Exchange
Contracts $ — $ 14,273 $ — $ 14,273
Futures Contracts 123,129 — — 123,129
Options Written, at Value 42,149 — — 42,149
Total Other Financial Instruments $ 165,278 $ 14,273 $ — $ 179,551
Total Liabilities $ 165,278 $ 14,273 $ — $ 179,551
(a) Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

Janus Henderson Income ETF

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited

Janus Henderson Income ETF

to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of July 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund, please refer to the Fund's most recent semiannual or annual financial statements.
125-35-71292 09-25